Stock-Based Compensation - Annual Activity Of Stock Options (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Options, Balance at beginning of year	979
Number of Options - Granted	0
Number of Options - Exercised	131
Number of Options - Forfeited/expired	0
Number of Options, Balance at end of year	848	979
Weighted Average Exercise Price, Balance at beginning of year	$ 2.82
Weighted Average Exercise Price - Granted	$ 0.00
Weighted Average Exercise Price - Exercised	$ 2.16
Weighted Average Exercise Price - Forfeited/expired	$ 0.00
Weighted Average Exercise Price, Balance at end of year	$ 2.92	$ 2.82
Aggregate Intrinsic Value - Beginning of Year	$ 37
Aggregate Intrinsic Value - Granted	$ 0
Aggregate Intrinsic Value - Exercised	6	23	11
Aggregate Intrinsic Value - End of Year	54	37
Weighted Average Remaining Contractual Term - Beginning of Year	4 years 3 months	5 years 2 months
Weighted Average Remaining Contractual Term - End of Yea	4 years 3 months	5 years 2 months
Number of Options - Exercisable	816
Weighted Average Exercise Price - Exercisable Options	$ 2.59
Aggregate Intrinsic Value - Exercisable Options Value	52
Weighted Average Remaining Contractual Term - Exercisable Options	4 years 2 months
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options		$ 3